Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Operating Segments

Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

●	PV Plants – Operation of installations that convert the energy in sunlight into electrical energy as follows:

(i)	approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain,

(ii)	Ellomay Solar S.L.U, a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, that was connected to the electricity grid at June 24, 2022

(iii)	51% of Talasol, with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain,

(iv)	a photovoltaic power plant of approximately 9 MWp installed capacity in Israel

(v)	Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL that are constructing photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW respectively, in the Lazio Region, Italy,

(vi)	Ellomay Solar Italy Four SRL, Ellomay Solar Italy Five SRL, Ellomay Solar Italy Seven SRL, Ellomay Solar Italy Nine SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW, 54.77 MW, 8 MW and 18 MW, respectively, in Italy that have reached “ready to build” status and

(vii)	Fairfield Solar Project, LLC, Malakoff Solar I, LLC, Malakoff Solar II, LLC, Mexia Solar I, LLC, Mexia Solar II, LLC, and Talco Solar, LLC, that are developing photovoltaic projects with installed capacity of 13.44 MW, 6.96 MW, 6.96 MW, 5.6 MW, 5.6 MW and 10.3 MW, respectively, in the Dallas Metropolitan area, Texas, that have reached “ready to build” status.

●	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively.

●	Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 860 MW, located south of Ashkelon, Israel.

●	Pumped storage hydro power plant (Manara) – 83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products, and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (“CODM”) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the NIS denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the results of Dorad according to the Company’s share in Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12, please see the adjusted gross profit calculation.

Performance is measured based on segment adjusted gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	PV
			Ellomay Solar	Talasol		Israel (Discontinued	Bio Gas	Dorad	Manara	Total reportable		Total
	Italy	Spain	Spain	Spain	USA	operation)	Netherland	Israel	Israel	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands

Revenues	-	2,791	4,051	24,971	-	675	17,021	63,973	-	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(342)	(14,733)	(47,322)	-	(70,525)	47,664	(22,861)
Depreciation expenses	-	(912)	(946)	(11,459)	-	(461)	(2,670)	(5,689)	-	(22,137)	6,126	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(128)	(382)	10,962	-	20,820	(10,858)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	1,223	(382)	10,962	-	22,171	(10,986)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of loss of equity accounted investee												4,320
Operating profit												4,533
Financing income												8,747
Financing expenses in connection with derivatives and warrants, net												251
Financing expenses, net												(12,555)
Profit before taxes on income												976

Segment assets as at December 31, 2023	40,054	12,807	18,666	231,142	6,267	28,297	31,164	97,339	169,783	635,519	(22,667)	612,852

	PV
			Ellomay Solar	Talasol	Israel (Discontinued	Bio Gas	Dorad	Manara	Total reportable		Total
	Italy	Spain	Spain	Spain	operation)	Netherland	Israel	Israel	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	1,119	12,640	62,813	-	116,173	(63,932)	52,241
Operating expenses	-	(322)	(1,399)	(8,764)	(418)	(13,186)	(47,442)	-	(71,531)	47,860	(23,671)
Depreciation expenses	-	(908)	(427)	(11,400)	(512)	(2,824)	(6,339)	-	(22,410)	6,830	(15,580)
Gross profit (loss)	-	2,034	1,771	12,576	189	(3,370)	9,032	-	22,232	(9,242)	12,990

Adjusted gross profit (loss)	-	2,034	1,771	12,576	1,565	(3,370)	9,032		23,608	(10,618)	12,990
Project development costs											(3,784)
General and administrative expenses											(5,855)
Share of loss of equity accounted investee											1,206
Operating profit											4,557
Financing income											6,443
Financing expenses in connection with derivatives and warrants, net											605
Financing expenses, net											(10,524)
Profit before taxes on income											1,081

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	34,750	32,002	107,079	137,432	613,122	(36,965)	576,157

	PV
			Ellomay Solar	Talasol	Israel (Discontinued	Bio Gas	Dorad	Manara	Total reportable		Total
	Italy	Spain	Spain	Spain	operation)	Netherland	Israel	Israel	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	29,432	1,016	12,686	51,630	-	97,351	(52,646)	44,705
Operating expenses	-	(472)	-	(6,305)	(367)	(10,446)	(39,175)	-	(56,765)	39,542	(17,223)
Depreciation expenses	-	(904)	-	(10,586)	(475)	(3,135)	(5,539)	-	(20,639)	5,998	(14,641)
Gross profit (loss)	-	1,211	-	12,541	174	(895)	6,916	-	19,947	(7,106)	12,841

Adjusted gross profit (loss)	-	1,211	-	12,541	1,514	(895)	6,916	-	21,287	(8,446)	12,841
Project development costs											(2,508)
General and administrative expenses											(5,624)
Share of loss of equity accounted investee											117
Operating profit											4,826
Financing income											673
Financing expenses in connection with derivatives and warrants, net											(841)
Financing expenses, net											(27,593)
Loss before taxes on income											(22,935)

Segment assets as at December 31, 2021	1,715	13,841	14,456	247,004	38,809	34,570	118,435	107,678	576,508	(24,529)	551,979

Geographical information

The Company is domiciled in Israel and it operates in Israel, Spain, Italy and USA through its subsidiaries that promote, develop and own PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Ellomay Luzon Energy.

The following table lists the revenues from the Company’s operations in Spain, Israel and the Netherlands:

	For the year ended December 31
	2023	2022	2021
	€ in thousands
Spanish PV segment	2,791	3,264	2,587
Ellomay Solar PV segment (Spain)	4,051	3,597	-
Talasol PV segment (Spain)	24,971	32,740	29,432
Netherlands biogas segment	17,021	12,640	12,686
Total revenues	48,834	52,241	44,705

The following table lists the non-current assets, net from the Company’s operations in Spain, Israel, USA, Italy and the Netherlands:

	As at December 31
	2023	2022
Non-current assets (*)	€ in thousands
Spain	238,580	251,574
Israel	195,248	187,798
USA	6,041	-
Italy	33,711	20,363
Netherlands	25,871	26,749
Total fixed assets, net	499,451	486,484

(*)	Other than financial instruments, deferred tax assets and employee benefit assets.